Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000240584
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	FARIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	9.35%	5.14%	3.04%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.70%
Bloomberg Global Aggregate USD Hedged Index	4.20%	0.25%	1.82%

Performance Inception Date		Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 200,114,475	$ 200,114,475
Holdings Count | Holding	884	884
Advisory Fees Paid, Amount	$ 1,630,102
InvestmentCompanyPortfolioTurnover	239.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$200,114,475 Number of Portfolio Holdings884 Advisory Fee (net of waivers)$1,630,102 Portfolio Turnover239%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.5%
Exchange-Traded Funds	0.6%
Purchased Options	3.2%
U.S. Government & Agencies	71.7%

C000240582
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Super Institutional Class
Trading Symbol	FARYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	9.39%	5.23%	3.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.70%
Bloomberg Global Aggregate USD Hedged Index	4.20%	0.25%	1.82%

Performance Inception Date		Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 200,114,475	$ 200,114,475
Holdings Count | Holding	884	884
Advisory Fees Paid, Amount	$ 1,630,102
InvestmentCompanyPortfolioTurnover	239.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$200,114,475 Number of Portfolio Holdings884 Advisory Fee (net of waivers)$1,630,102 Portfolio Turnover239%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.5%
Exchange-Traded Funds	0.6%
Purchased Options	3.2%
U.S. Government & Agencies	71.7%